UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:  028-13483
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


     /s/ Philip Falcone              New York, New York        August 14, 2012
-----------------------------      ----------------------     -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 3
                                                          -------------------
Form 13F Information Table Entry Total:                            9
                                                          -------------------
Form 13F Information Table Value Total:                       $2,033,809
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC
2   028-12357             Harbinger Capital Partners Special Situations GP, LLC
3   028-14560             Harbinger Group Inc.

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

                                                        HARBINGER HOLDINGS, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED JUNE 30, 2012

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                               TITLE                VALUE     SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER         OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CROSSTEX ENERGY INC            COM        22765Y104   98,000   7,000,000  SH         DEFINED      3       7,000,000
EXCO RESOURCES INC             COM        269279402   26,565   3,500,000  SH         DEFINED      3       3,500,000
GENERAL MOLY INC               COM        370373102    4,391   1,398,475  SH         DEFINED      3       1,398,475
HARBINGER GROUP INC            COM        41146A106  747,311  95,932,069  SH         DEFINED      1      95,932,069
HARBINGER GROUP INC            COM        41146A106  167,432  21,493,161  SH         DEFINED      2      21,493,161
NORTH AMERN ENERGY PARTNERS    COM        656844107   18,143   7,032,322  SH         DEFINED      3       7,032,322
PRESIDENTIAL LIFE CORP         COM        740884101    5,366     545,848  SH         DEFINED      3         545,848
RUTHS HOSPITALITY GROUP INC    COM        783332109    4,620     700,000  SH         DEFINED      3         700,000
SPECTRUM BRANDS HLDGS INC      COM        84763R101  961,981  29,535,808  SH         DEFINED      3      29,535,808
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